Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	At each February meeting, it is the CMDC’s long-standing practice to approve the granting of annual equity awards for the then-current fiscal year, with the grant date generally being the third trading day after the release of the Company’s annual report on Form 10-K. Other than grants made in connection with hiring, promotions, or to replace certain new hire grants once they vest and/or are exercised, equity awards are granted to NEOs at the same time that equity awards are granted to all other employees who are eligible for such awards. The Company may change these practices in the future. Options are granted with an exercise price equal to the average of the high and low trading prices of our Common Stock on the grant date. In 2025, the CMDC did not take into account material nonpublic information when determining the timing and terms of equity awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. In 2025, we did not grant any stock options to an NEO in the period beginning four business days before the filing of a Form 10-Q or Form 10-K, or the filing or furnishing of a Form 8-K that discloses material nonpublic information and ending one business day after the filing or furnishing of such report.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	At each February meeting, it is the CMDC’s long-standing practice to approve the granting of annual equity awards for the then-current fiscal year, with the grant date generally being the third trading day after the release of the Company’s annual report on Form 10-K. Other than grants made in connection with hiring, promotions, or to replace certain new hire grants once they vest and/or are exercised, equity awards are granted to NEOs at the same time that equity awards are granted to all other employees who are eligible for such awards. The Company may change these practices in the future. Options are granted with an exercise price equal to the average of the high and low trading prices of our Common Stock on the grant date
MNPI Disclosure Timed for Compensation Value	false